Additional Cash Flow Disclosures - Net Change In Non-Cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Cash Flow Disclosures [Abstract]
Other receivables	$ 345	$ (776)	$ 1,979
Prepaid expenses and deposits	(1,247)	(349)	286
Accounts payable and accrued liabilities	1,662	183	(1,368)
Other liabilities	(352)	228	(723)
Non-cash impact of foreign exchange	(17)	(194)	36
Change in non-cash working capital related to operating activities	$ 391	$ (908)	$ 210